Investment in a Joint Venture	12 Months Ended
Dec. 31, 2022
Investment in a Joint Venture [Abstract]
INVESTMENT IN A JOINT VENTURE

17 INVESTMENT IN A JOINT VENTURE

The Group holds 50% interest in Vibe Music Arabia FZ-LLC, a joint arrangement formed with Sony Music Entertainment ME FZ LLC and involved in music distribution, music label and right management and music production, re-production and recordings. Vibe Music Arabia FZ-LLC is legally separated from the entity and the Group has concluded it is a joint venture. Vibe Music Arabia FZ-LLC was legally established / incorporated on September 7, 2021 as a free zone Group with limited liability in Dubai Development Authority

The Group’s interest in Vibe Music Arabia FZ-LLC is accounted for using the equity method in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

	2022	2021
	USD	USD

Opening balance at 1 January	48,142	-
Investment in joint venture	1,068,408	142,352
Group’s share of the joint venture’s loss for the year: Profit for the year	(283,055)	(94,210)
Investment at 31 December	833,495	48,142

Summarized statement of financial position of Vibe Music Arabia-LLC:	2022	2021
	USD	USD

Non-current assets	364,743	-
Current assets	1,389,486	142,352
Current Liabilities	(87,239)	(94,210)
	1,666,990	48,142

Summarized statement of profit or loss of Vibe Music Arabia FZ-LLC:

	2022	2021
	USD	USD

Revenue	34,613	-
Cost of revenue	(35,338)	-
Gross profit / Loss	(725)	-

Selling and distribution expenses	(38,706)	-
General and administrative expenses	(517,326)	(188,356)
Finance cost	(4,956)	(64)
Net foreign exchange differences	(4,397)	-
Total comprehensive loss for the year	(566,110)	(188,420)

Group’s share of loss for the year (50%)	(283,055)	(94,210)

Vibe Music Arabia FZ-LLC had no significant contingent liabilities or capital commitments as at 31 December 2022.

The Group has future commitments of USD 1,200,000 related to their investment in Vibe Music Arabia FZ-LLC.